CONVERTIBLE PREFERRED SHARES, SHAREHOLDERS' EQUITY AND EQUITY INCENTIVE PLAN (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Granted	$ 7.32	$ 13.31	$ 5.62
RSUs
Number of RSUs
Opening balance	2,366,373
Granted	6,466,740
Forfeited	(1,439,112)
Exercised	(834,175)
Closing balance	6,559,826	2,366,373
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Opening balance	$ 26.22
Granted	14.24
Forfeited	19.88
Exercised	22.84
Closing balance	$ 16.23	$ 26.22